RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
Related Party Transaction [Line Items]
Convertible note payable related party			$ 84,600		$ 22,000	$ 22,000
Common stock,stated value per share			$ 0.001		$ 0.001	$ 0.001
Related party transaction amounts of transaction	$ 153,989
Equity method investments ownership percentage	12.50%
Costs and expenses related party			$ 0	$ 3,003	$ 8,277	$ 15,638
Notes payable related party			153,989		153,989	145,712
Consulting services			55,500	$ 127,875	421,510	409,850
Consulting fees					0	30,000
Accounts payable to related parties			265,670		210,170	$ 137,690
Convertible note payable related party			$ 22,000		$ 22,000
Kim N Southworth [Member]
Related Party Transaction [Line Items]
Notes payable		$ 65,600					$ 65,600
Notes payable descriptions		(i) a $28,000 note bearing interest at 25% per month for the first two months; (ii) a $17,600 note with an upfront loan fee of $2,000 plus $1,000 per month for two months; and (iii) a $20,000 note with an upfront loan fee of $2,000 plus $1,000 per month for two months. These loans are collateralized by $45 ,000 of equipment.